UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0981

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.   A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS NATURAL RESOURCES FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
June 30, 2011 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Energy--75.3%
Alpha Natural Resources	4,890 a	222,201
Anadarko Petroleum	16,060	1,232,766
Apache	9,410	1,161,100
Cabot Oil & Gas	5,680	376,641
Cameron International	7,930 a	398,800
Canadian Natural Resources	11,540	483,064
Cenovus Energy	5,380	202,611
Chevron	28,640	2,945,338
Concho Resources	1,640 a	150,634
ConocoPhillips	19,400	1,458,686
Consol Energy	6,210	301,061
Diamond Offshore Drilling	2,530 b	178,137
ENSCO, ADR	9,090	484,497
EOG Resources	8,250	862,537
EQT	6,170	324,048
Exxon Mobil	32,360	2,633,457
Halliburton	25,160	1,283,160
Helmerich & Payne	5,240	346,469
Marathon Oil	14,830	781,244
National Oilwell Varco	13,570	1,061,310
Newfield Exploration	9,210 a	626,464
Occidental Petroleum	18,000	1,872,720
Peabody Energy	6,710	395,286
PetroHawk Energy	12,310 a	303,688
Pioneer Natural Resources	1,870	167,496
Range Resources	6,030	334,665
Schlumberger	29,320	2,533,248
Spectra Energy	8,650	237,096
Suncor Energy	10,010	391,391
Transocean	7,944	512,865
Whiting Petroleum	2,417 a	137,551
		24,400,231
Financial--.5%
Rayonier	2,380 c	155,533
Industrials--2.3%
Fluor	5,630	364,036
Owens Corning	10,060 a	375,741
		739,777
Materials--20.3%
Alcoa	38,010	602,838
Allied Nevada Gold	10,230 a	361,835
AptarGroup	7,220	377,895
AuRico Gold	35,240 a,b	387,288
Ball	10,770	414,214

BHP Billiton, ADR	4,510 b	426,781
Crown Holdings	11,900 a	461,958
Eagle Materials	13,400	373,458
Eastman Chemical	3,080	314,376
Freeport-McMoRan Copper & Gold	11,500	608,350
Goldcorp	19,370	934,990
MeadWestvaco	9,470	315,446
Temple-Inland	8,330	247,734
Thompson Creek Metals	13,020 a	129,940
Walter Energy	1,230	142,434
Yamana Gold	41,560	483,343
		6,582,880
Total Common Stocks
(cost $26,155,695)		31,878,421

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $561,000)	561,000 [d]	561,000
Investment of Cash Collateral for
Securities Loaned--2.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $800,502)	800,502 [d]	800,502
Total Investments (cost $27,517,197)	102.6%	33,239,923
Liabilities, Less Cash and Receivables	(2.6%)	(834,121)
Net Assets	100.0%	32,405,802

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $792,801 and the value of the collateral held by the fund was $800,502.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $27,517,197. Net unrealized appreciation on investments was $5,722,726 of which $6,150,948 related to appreciated investment securities and $428,222 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Energy	75.3
Materials	20.3
Money Market Investments	4.2
Industrials	2.3
Financial	.5
102.6

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	27,954,516	-	-	27,954,516
Equity Securities - Foreign+	3,923,904	-	-	3,923,904
Mutual Funds	1,361,502	-	-	1,361,502

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to

U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	August 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)